Investment Objectives and Goals	May 01, 2025
Capital Group Global Equity ETF | Capital Group Global Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Global Equity ETF
Capital Group Global Growth Equity ETF | Capital Group Global Growth Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Global Growth Equity ETF